Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical)	12 Months Ended
	Dec. 31, 2012 Long Contracts [Member] 2 Year U.S. Treasury Note [Member] contract	Dec. 31, 2012 Long Contracts [Member] 5 Year U.S. Treasury Note [Member] contract	Dec. 31, 2012 Long Contracts [Member] 10 Year U.S. Treasury Note [Member] contract	Dec. 31, 2012 Long Contracts [Member] 30 Year U.S. Treasury Bond [Member] contract	Dec. 31, 2013 Short Contracts [Member] 5 Year U.S. Treasury Note [Member] contract	Dec. 31, 2013 Short Contracts [Member] 10 Year U.S. Treasury Note [Member] contract	Dec. 31, 2013 Short Contracts [Member] 30 Year U.S. Treasury Bond [Member] contract
Summary of Investment Holdings [Line Items]
Investment term	2 years	5 years	10 years	30 years	5 years	10 years	30 years
Contracts	2,580	1,008	480	165	(460)	(89)	(9)
Investment settlement date	Mar. 01, 2013	Mar. 01, 2013	Mar. 01, 2013	Mar. 01, 2013	Mar. 01, 2014	Mar. 01, 2014	Mar. 01, 2014